Lease	12 Months Ended
Dec. 31, 2022
Disclosure of Leases Text Block [Abstract]
Lease

Note 7 — Lease

The Company has lease agreements with respect to offices. In December 2021, the Company entered into an office space lease agreement (which commenced on January 1, 2022). Monthly rent payments including utilities amount to approximately $7 thousand and indexed to CPI. The lease period is for 24 months with an option to extend the lease period for additional two periods of 12 months each and the Company expects to exercise the options for additional lease period. Accordingly, the Company recognized in the consolidated statement of financial position a right-of-use asset in the amount of $306 thousand concurrently with the recognition of a lease liability in the same amount.

Right-of-use-assets

Carrying amounts of right-of-use assets and movement during the year:

December 31, 2022
U.S. dollars in thousands
Balance as of January 1, 2022	$-
Initial recognition	306
Depreciation on right-of-use-assets	(77)

Balance as of December 31, 2022	$229

Lease liability

Maturity analysis of the Company’s lease liabilities

December 31, 2022
U.S. dollars in thousands
Less than one year	$64
Two to four years	147

Total	$211

Current maturities of lease liability	$64

Long-term lease liability	$147

Additional information on leases

The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:

December 31, 2022
Lease term (years)	3
Weighted average discount rate	6%

The following are the amounts recognized in profit or loss:

December 31, 2022
U.S. dollars in thousands
Interest expenses on lease liability	15
Amortization of right-of-use-assets	77

Total	92

Presented hereunder are the lease payments the Company paid in the year ended December 31, 2022:

Fixed payments
U.S. dollars in thousands

Lease payments	$79

Amounts recognized in the statement of cash flows

Year ended December 31, 2022
U.S. dollars in thousands

Repayment of lease liability	$79